SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) shares in Millions	Sep. 14, 2021	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Debt issuance costs, gross		$ 166,978	$ 350,320		$ 575,438
Cash equivalents			0		0
Prepaid expense, current			133,417		35,000
Deferred offering costs					1,643,881
Impairment of long-lived assets			$ 0		$ 0
Trio LLC [Member]
Issuance of share	4.9
Business acquisition percentage.	45.00%	1.00%	1.00%		29.00%
Trio LLC [Member] | South Salinas Project [Member]
Business acquisition percentage.	82.75%		85.75%	85.75%